Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Cash flows from other interests held	$ 311	$ 263	$ 456
Excluding resecuritization [Member] | Fair value, inputs, level 2 [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities recognized, trading	4,200	6,000	19,000
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	8,303	13,823	75,582
Proceeds from transfer	8,303	13,823	75,634
Net gains (losses) on sale	0	0	52
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	87	157	966
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	0	0	2,062
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	18,132	8,872	13,735
Proceeds from transfer	18,321	9,017	13,963
Net gains (losses) on sale	189	145	228
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	81	73	128
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	167	94	189
Government insured or guaranteed [Member] | Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Net gains (losses) on sale	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	8,937	9,793
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	856	866
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Carrying value of delinquent loans eligible for repurchase	1,500	1,000
Principal amount that would be payable to securitization vehicles	1,500	1,000
Repurchases of assets/loss reimbursements	138	293	$ 2,200
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt and other liabilities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Liability for mortgage repurchase reserves amount, fair value	188	229
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	$ 13,700	$ 13,600